Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are presented below:

	For The Years Ended
	December 31,
	2018	2017
Deferred Tax Assets:
Net operating loss carryforwards	$4,401,000	$2,176,000
Stock-based compensation	3,433,000	2,873,000
Accruals	6,000	48,000
Research & development tax credits	358,000	340,000
Other	1,000	1,000
Gross deferred tax assets	8,199,000	5,438,000

Deferred Tax Liabilities:
Fixed assets	(2,000)	(34,000)
Intangible assets	(19,000)	(16,000)
Gross deferred tax liabilities	(21,000)	(50,000)

Net deferred tax assets	8,178,000	5,388,000

Valuation allowance	(8,178,000)	(5,388,000)

Deferred tax asset, net of valuation allowance	$-	$-

Changes in valuation allowance	$2,790,000	$(1,291,000)

Schedule of Income Tax Provision (Benefit)

The income tax provision (benefit) consists of the following:

	For The Years Ended
	December 31,
	2018	2017
Federal:
Current	$-	$-
Deferred	(2,253,000)	1,385,000

State and local:
Current	-	-
Deferred	(537,000)	(94,000)
	(2,790,000)	1,291,000
Change in valuation allowance	2,790,000	(1,291,000)
Income tax provision (benefit)	$-	$-

Schedule of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For The Years Ended
	December 31,
	2018	2017
Tax benefit at federal statutory rate	(21.0)%	(34.0)%
State income taxes, net of federal benefit	(5.0)%	(4.0)%
Permanent differences	3.8%	0.0%
Change in tax rates	0.0%	24.7%
Research & development tax credits	(0.1)%	(1.6)%
Impact of Section 382 limits	0.0%	28.3%
True-ups and other	0.0%	0.3%
Change in valuation allowance	22.3%	(13.7)%
Effective income tax rate	0.0%	0.0%